Security Federal Corporation Condensed Financial Statements (Parent Company Only) (Condensed Statements of Income Data) (Details) - USD ($)	3 Months Ended								9 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income:
Cash Dividends Paid to Parent Company										$ 6,000,000	$ 2,400,000	$ 1,600,000
Interest Income	$ 6,983,000	$ 6,908,000	$ 7,066,000	$ 6,949,000	$ 7,263,000	$ 7,389,000	$ 7,637,000	$ 7,193,000		27,905,752	29,482,164	30,447,367
Miscellaneous Income	1,600,000	1,369,000	1,387,000	2,651,000	1,808,000	1,486,000	1,332,000	1,536,000		7,007,249	6,162,783	6,895,804
Expenses:
Interest Expense	957,000	1,001,000	1,068,000	1,173,000	1,370,000	1,385,000	1,507,000	1,550,000		4,199,179	5,813,056	7,532,936
Other Expenses										4,401,016	4,390,766	4,177,210
Income Before Income Taxes	1,715,000	2,346,000	2,050,000	2,072,000	1,849,000	2,467,000	2,045,000	1,753,000		8,183,026	8,113,908	5,131,546
Income Tax Benefit	371,000	601,000	527,000	567,000	528,000	756,000	568,000	451,000	$ 1,340,384	2,067,099	2,303,168	1,340,384
Net Income	1,344,000	1,745,000	1,523,000	1,505,000	1,321,000	1,711,000	1,477,000	1,302,000		6,115,927	5,810,740	3,791,162
Preferred Stock Dividends	110,000	110,000	110,000	110,000	110,000	110,000	110,000	110,000		440,000	440,000	440,000
Net Income Available To Common Shareholders	$ 1,234,000	$ 1,635,000	$ 1,413,000	$ 1,395,000	$ 1,211,000	$ 1,601,000	$ 1,367,000	$ 1,192,000		5,675,927	5,370,740	3,351,162
Parent Company [Member]
Income:
Equity in Earnings of Security Federal Bank										506,074	3,779,212	2,558,986
Interest Income										0	0	0
Miscellaneous Income										15,828	12,937	15,771
Total Income										6,521,902	6,192,149	4,174,757
Expenses:
Interest Expense										591,054	587,859	589,988
Other Expenses										18,822	19,382	18,223
Total Expenses										609,876	607,241	608,211
Income Before Income Taxes										5,912,026	5,584,908	3,566,546
Income Tax Benefit										(203,901)	(225,832)	(224,616)
Net Income										6,115,927	5,810,740	3,791,162
Preferred Stock Dividends										440,000	440,000	440,000
Net Income Available To Common Shareholders										$ 5,675,927	$ 5,370,740	$ 3,351,162